Contingent considerations-earn out (Details) € in Millions	Dec. 31, 2025 EUR (€)
Total future contingent milestones
Contingent considerations - earn out
Contingent liability	€ 20
First Initial Earn Out Milestone Payment | Future contingent milestone payable
Contingent considerations - earn out
Contingent liability	10
Second Earn Out Milestone Payment | Other future contingent milestone payable
Contingent considerations - earn out
Contingent liability	5
Third earn-out milestone payment | Other future contingent milestone payable
Contingent considerations - earn out
Contingent liability	€ 5